Shareholders' Equity - Sale of Shares/Share Repurchases (Details) $ / shares in Units, $ in Thousands					1 Months Ended		12 Months Ended
	Jan. 19, 2018 USD ($)	Aug. 03, 2017 USD ($) $ / shares shares	Jul. 05, 2017 $ / shares shares	May 17, 2017 USD ($) trustee shares	Jan. 31, 2018 $ / shares shares	Sep. 30, 2016 $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Class of Stock [Line Items]
Distribution payable to common shareholders | $							$ 145,209	$ 122,366	$ 130,792
Consideration received from sale of stock | $		$ 493,866
Shares paid for tax withholding | shares				450		14,302
Number of Trustees | trustee				1
Adjustment for tax withholding | $				$ 10
Shares paid for tax withholding, average price per share (in dollars per share) | $ / shares						$ 23.54
Former Employee Of RMR LLC
Class of Stock [Line Items]
Share repurchased (in shares) | shares							13,914
Shares repurchased (in dollars per share) | $ / shares							$ 18.30
Subsequent Event
Class of Stock [Line Items]
Distribution payable to common shareholders | $	$ 42,633
Subsequent Event | Former Employee Of RMR LLC
Class of Stock [Line Items]
Share repurchased (in shares) | shares					617
Shares repurchased (in dollars per share) | $ / shares					$ 18.54
Underwritten Public Offering
Class of Stock [Line Items]
Sale of stock (in dollars per share) | $ / shares			$ 18.50
Number of shares sold (in shares) | shares			25,000,000
Over-Allotment Option
Class of Stock [Line Items]
Sale of stock (in dollars per share) | $ / shares		$ 18.50
Number of shares sold (in shares) | shares		2,907,029